MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 90.5%
	AEROSPACE & DEFENSE — 0.5%
5,200,000	Kaman Corporation	3.2500	05/01/24	$ 4,955,751

	AUTOMOTIVE — 2.9%
25,000,000	Ford Motor Company(a)	–	03/15/26	26,700,250

	BANKING — 0.0%(b)
100,000	Hope Bancorp, Inc.	2.0000	05/15/38	98,304

	BASIC INDUSTRY — 0.6%
5,022,000	Dow, Inc. - Bank of America Finance LLC Synthetic(e)	2.6410	06/18/24	5,164,123

	BEVERAGES — 0.0%(b)
100,000	PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1,4930	12/30/27	93,000

	BIOTECH & PHARMA — 17.5%
22,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1,4700	02/03/28	22,231,000
1,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.9900	05/01/28	1,092,000
13,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	13,146,250
15,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(e)	2.3100	11/01/24	16,141,500
32,000,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	29,966,816
600,000	Innoviva, Inc.(c)	2.1250	03/15/28	507,705
25,000,000	Jazz Investments I Ltd.	1.5000	08/15/24	24,858,150
18,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	18,138,600
100,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	92,710
6,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	5,539,200
12,000,000	Merck & Co., Inc. UBS Group AG Synthetic(e)	1.7721	05/25/28	12,015,600
16,000,000	Pacira BioSciences, Inc.	0.7500	08/01/25	16,514,880
				160,244,411
	CABLE & SATELLITE — 1.2%
12,000,000	Liberty Broadband Corp. Synthetic(c) ,(e)	2.3000	09/30/50	11,177,856

	CONSUMER SERVICES — 3.1%
20,000,000	Chegg, Inc.	0.1250	03/15/25	17,428,780
MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 90.5% (Continued)
	CONSUMER SERVICES — 3.1% (Continued)
10,000,000	Stride, Inc.	1.1250	09/01/27	$ 10,566,500
				27,995,280
	DIVERSIFIED INDUSTRIALS — 1.1%
4,000,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.4930	12/30/27	3,247,200
9,000,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	2.1030	04/20/28	7,255,800
				10,503,000
	ELECTRICAL EQUIPMENT — 3.1%
10,000,000	Camtek Ltd./Israel(a),(c)	–	12/01/26	8,474,030
22,000,000	Itron, Inc.(a)	–	03/15/26	18,940,900
1,000,000	OSI Systems, Inc.	1.2500	09/01/22	1,004,020
				28,418,950
	ENTERTAINMENT CONTENT — 1.0%
10,000,000	IMAX Corporation	0.5000	04/01/26	8,929,070

	FOOD — 1.1%
10,500,000	The Kraft Heinz Co. - Citigroup Global Markets Holdings, Inc. Synthetic(a)	1.7920	06/30/27	9,696,750

	HEALTH CARE FACILITIES & SERVICES — 2.8%
1,350,000	Inotiv, Inc.(c)	3.2500	10/15/27	963,479
25,000,000	PetIQ, Inc.	4.0000	06/01/26	24,238,100
				25,201,579
	HOME CONSTRUCTION — 1.8%
19,425,000	Patrick Industries, Inc.(c)	1.7500	12/01/28	16,678,499

	INSTITUTIONAL FINANCIAL SERVICES — 0.0%(b)
100,000	Voya Financial, Inc. - Bank of America Finance LLC Synthetic(e)	3.1425	05/01/23	101,795

	INSURANCE — 3.0%
18,000,000	Berkshire Hathaway, Inc. - Barclays Bank PLC Synthetic(e)	1.8652	04/14/28	16,898,400
10,000,000	HCI Group, Inc.(c)	4.7500	06/01/42	10,449,100
				27,347,500
	INTERNET MEDIA & SERVICES — 6.0%
8,000,000	Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic(e)	3.5900	04/21/23	10,071,200
MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 90.5% (Continued)
	INTERNET MEDIA & SERVICES — 6.0% (Continued)
10,000	Google, Inc. - Bank of America Finance LLC Synthetic(e)	3.6420	09/28/23	$ 15,340
20,000,000	Spotify USA, Inc.(a)	–	03/15/26	16,387,980
25,000,000	TripAdvisor, Inc.	0.2500	04/01/26	19,668,925
5,950,000	Twitter, Inc.(a)	–	03/15/26	5,462,183
3,000,000	Zillow Group, Inc.	2.7500	05/15/25	2,949,771
				54,555,399
	LEISURE FACILITIES & SERVICES — 6.4%
28,000,000	Cheesecake Factory, Inc.	0.3750	06/15/26	22,118,292
13,000,000	Cracker Barrel Old Country Store, Inc.	0.6250	06/15/26	11,034,803
10,000,000	DraftKings, Inc.(a)	–	03/15/28	6,046,710
18,000,000	McDonald’s Corp. - Credit Suisse AG Synthetic(e)	1.9200	05/28/27	19,391,400
100,000	Vail Resorts, Inc.(a)	–	01/01/26	90,902
				58,682,107
	LEISURE PRODUCTS — 1.5%
10,000	D.R. Horton, Inc. - Barclays Bank PLC Synthetic(e)	3.8900	09/26/23	14,974
10,000,000	LCI Industries	1.1250	05/15/26	9,919,030
3,551,000	Winnebago Industries, Inc.	1.5000	04/01/25	4,068,665
				14,002,669
	MEDICAL EQUIPMENT & DEVICES — 3.8%
28,000,000	Haemonetics Corporation(a)	–	03/01/26	22,907,668
13,000,000	NuVasive, Inc.	0.3750	03/15/25	11,887,863
				34,795,531
	METALS & MINING — 2.1%
15,000,000	Century Aluminum Company	2.7500	05/01/28	11,037,210
10,000,000	First Majestic Silver Corporation(c)	0.3750	01/15/27	8,023,070
10,000	Newmont Mining Corp. - Barclays Bank PLC Synthetic(e)	3.9200	10/30/23	12,809
				19,073,089
	OIL & GAS — 3.3%
20,000,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	24,336,000
4,000,000	Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5490	11/24/27	6,130,400
				30,466,400
	REAL ESTATE INVESTMENT TRUSTS — 1.8%
4,525,000	Hannon Armstrong Sustainable Infrastructure(e)	–	08/15/23	4,374,797
13,000,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(c)	–	05/01/25	12,131,522
MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 90.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.8% (Continued)
				$ 16,506,319
	RETAIL - DISCRETIONARY — 1.9%
100,000	Burlington Stores, Inc.	2.2500	04/15/25	103,156
17,000,000	Guess?, Inc.	2.0000	04/15/24	17,200,940
				17,304,096
	SEMICONDUCTORS — 2.7%
4,470,000	MACOM Technology Solutions Holdings, Inc.	0.2500	03/15/26	4,415,788
21,000,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	20,463,198
				24,878,986
	SOFTWARE — 2.6%
13,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	13,482,430
10,000	Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic(e)	2.3773	10/25/24	15,159
10,400,000	Mitek Systems, Inc.	0.7500	02/01/26	9,043,341
1,000,000	Verint Systems, Inc.	0.2500	04/15/26	961,561
				23,502,491
	SPECIALTY FINANCE — 0.8%
2,500,000	Blackstone Mortgage Trust, Inc.	5.5000	03/15/27	2,378,635
5,000,000	PennyMac Corporation	5.5000	03/15/26	4,489,325
100,000	PRA Group, Inc.	3.5000	06/01/23	102,793
100,000	Redwood Trust, Inc.	5.6250	07/15/24	90,174
				7,060,927
	TECHNOLOGY HARDWARE — 3.3%
10,000	Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic(e)	3.8700	10/16/23	25,039
100,000	InterDigital, Inc.	2.0000	06/01/24	98,735
5,000,000	InterDigital, Inc.(c)	3.5000	06/01/27	5,163,700
100,000	Lumentum Holdings, Inc.	0.5000	12/15/26	110,634
27,000,000	Lumentum Holdings, Inc.(c)	0.5000	06/15/28	25,065,477
100,000	Western Digital Corporation B	1.5000	02/01/24	95,334
				30,558,919
	TECHNOLOGY SERVICES — 5.1%
13,000,000	Euronet Worldwide, Inc.	0.7500	03/15/49	12,789,725
18,000,000	International Business Machines Corporation - Credit Suisse AG Synthetic(e)	1.8775	07/03/28	15,134,400
2,000,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(e)	1.0200	06/29/28	1,683,600
MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 90.5% (Continued)
	TECHNOLOGY SERVICES — 5.1% (Continued)
15,000,000	Parsons Corporation	0.2500	08/15/25	$ 16,573,050
100,000	Visa, Inc. - Barclays Bank PLC Synthetic(e)	1.2800	02/18/25	108,125
				46,288,900
	TRANSPORTATION & LOGISTICS — 4.8%
1,000,000	Air Transport Services Group, Inc.	1.1250	10/15/24	1,135,510
28,000,000	JetBlue Airways Corporation	0.5000	04/01/26	20,081,460
25,000,000	Spirit Airlines, Inc.	1.0000	05/15/26	22,899,775
				44,116,745
	TRANSPORTATION EQUIPMENT — 4.7%
50,000	Greenbrier Companies, Inc.	2.8750	02/01/24	47,335
27,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	24,204,690
17,000,000	Meritor, Inc.	3.2500	10/15/37	18,656,140
				42,908,165

	TOTAL CONVERTIBLE BONDS (Cost $872,628,626)			828,006,861

	U.S. GOVERNMENT & AGENCIES — 0.0%(b)
	U.S. TREASURY NOTES — 0.0%(b)
100,000	United States Treasury Note	0.6250	03/31/27	90,863

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $99,380)			90,863

Shares
	SHORT-TERM INVESTMENTS — 9.2%
	MONEY MARKET FUNDS - 9.2%
84,438,453	BlackRock Liquidity Funds T-Fund, Institutional Class, 1.76% (Cost $84,438,453)(d)			84,438,453

	TOTAL INVESTMENTS - 99.7% (Cost $957,166,459)			$ 912,536,177
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%			2,348,383
	NET ASSETS - 100.0%			$ 914,884,560

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Zero coupon bond.
(b)	Percentage rounds to less than 0.1%.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is $98,634,438 or 10.8% of net assets.
(d) (e)	Rate disclosed is the seven-day effective yield as of July 31, 2022. Interest rate represents the comparable yield on the contingent payment debt instruments.

PORTFOLIO ANALYSIS
As of July 31, 2022
% of Net
Sector	Assets
Health Care	24.1%
Technology	19.7%
Consumer Discretionary	19.6%
Industrial	14.9%
Financial	3.8%
Energy	3.3%
Materials	2.1%
Real Estate	1.8%
Communications	1.2%
U.S. Treasury Obligations	0.0%
Short-Term Investments	9.2%
Other Assets in Excess of Liabilities	0.3%
100.0%

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 127.9%
	AEROSPACE & DEFENSE — 2.3%
2,200,000	Kaman Corporation	3.2500	05/01/24	$ 2,096,664

	AUTOMOTIVE — 3.9%
3,300,000	Ford Motor Company(a)	–	03/15/26	3,524,433

	BASIC INDUSTRY — 1.5%
1,336,000	Dow, Inc. - Bank of America Finance LLC Synthetic(d)	2.6410	06/18/24	1,373,809

	BIOTECH & PHARMA — 24.0%
2,500,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(d)	1.9900	05/01/28	2,730,000
2,500,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	2,528,125
2,000,000	Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic(d)	2.3100	11/01/24	2,152,200
4,000,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	3,745,852
3,500,000	Jazz Investments I Ltd.	1.5000	08/15/24	3,480,141
2,400,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.5470	06/30/27	2,418,480
3,000,000	Merck & Co., Inc. UBS Group AG Synthetic(d)	1.7721	05/25/28	3,003,900
1,700,000	Pacira BioSciences, Inc.	0.7500	08/01/25	1,754,706
				21,813,404
	CABLE & SATELLITE — 1.5%
1,500,000	Liberty Broadband Corp. Synthetic(b),(d)	2.300	09/30/50	1,397,232

	CONSUMER SERVICES — 4.6%
3,200,000	Chegg, Inc.	0.1250	03/15/25	2,788,605
1,300,000	Stride, Inc.	1.1250	09/01/27	1,373,645
				4,162,250
	DIVERSIFIED INDUSTRIALS — 1.8%
2,000,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.9900	12/30/27	1,623,600

	ELECTRICAL EQUIPMENT — 5.6%
3,000,000	Camtek Ltd./Israel(a),(b)	–	12/01/26	2,542,209
3,000,000	Itron, Inc.(a)	–	03/15/26	2,582,850
				5,125,059

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 127.9% (Continued)
	ENTERTAINMENT CONTENT — 2.9%
3,000,000	IMAX Corporation	0.5000	04/01/26	$ 2,678,721

	HEALTH CARE FACILITIES & SERVICES — 5.3%
1,300,000	Inotiv, Inc.(b)	3.2500	10/15/27	927,794
4,000,000	PetIQ, Inc.	4.0000	06/01/26	3,878,096
				4,805,890
	HOME CONSTRUCTION — 2.1%
2,218,000	Patrick Industries, Inc.(b)	1.7500	12/01/28	1,904,397

	INSURANCE — 2.3%
2,000,000	HCI Group, Inc.(b)	4.7500	06/01/42	2,089,820

	INTERNET MEDIA & SERVICES — 8.2%
1,000,000	Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic(a)	3.5900	04/21/23	1,258,900
2,000,000	Spotify USA, Inc.(a)	–	03/15/26	1,638,798
4,000,000	TripAdvisor, Inc.	0.2500	04/01/26	3,147,028
1,500,000	Twitter, Inc.(a)	–	03/15/26	1,377,021
				7,421,747
	LEISURE FACILITIES & SERVICES — 7.9%
3,700,000	Cheesecake Factory, Inc.	0.3750	06/15/26	2,922,774
2,500,000	Cracker Barrel Old Country Store, Inc.	0.6250	06/15/26	2,122,078
2,000,000	McDonald’s Corp. - Credit Suisse AG Synthetic(d)	1.9200	05/28/27	2,154,600
				7,199,452
	LEISURE PRODUCTS — 3.3%
3,000,000	LCI Industries	1.1250	05/15/26	2,975,709

	MEDICAL EQUIPMENT & DEVICES — 1.4%
1,500,000	Haemonetics Corporation(a)	–	03/01/26	1,227,197

	METALS & MINING — 4.6%
3,000,000	Century Aluminum Company	2.7500	05/01/28	2,207,442
2,500,000	First Majestic Silver Corporation(b)	0.3750	01/15/27	2,005,768
				4,213,210

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 127.9% (Continued)
	OIL & GAS — 6.6%
3,000,000	Chevron Corporation - Bank of America Finance LLC Synthetic(d)	1.9500	10/27/28	$ 3,650,400
1,500,000	Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic(d)	1.5490	11/24/27	2,298,900
				5,949,300
	REAL ESTATE INVESTMENT TRUSTS — 4.7%
1,000,000	Hannon Armstrong Sustainable Infrastructure(a)	–	08/15/23	966,806
3,500,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(b)	–	05/01/25	3,266,179
				4,232,985
	RETAIL - DISCRETIONARY — 2.8%
1,000,000	Burlington Stores, Inc.	2.2500	04/15/25	1,031,560
1,500,000	Guess?, Inc.	2.0000	04/15/24	1,517,730
				2,549,290
	SEMICONDUCTORS — 3.8%
868,000	MACOM Technology Solutions Holdings, Inc.	0.2500	03/15/26	857,473
2,700,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	2,630,982
				3,488,455
	SOFTWARE — 3.2%
1,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	1,037,110
2,200,000	Mitek Systems, Inc.	0.7500	02/01/26	1,913,014
				2,950,124
	TECHNOLOGY HARDWARE — 5.3%
2,000,000	InterDigital, Inc.(b)	3.5000	06/01/27	2,065,480
3,000,000	Lumentum Holdings, Inc.(b)	0.5000	06/15/28	2,785,053
				4,850,533
	TECHNOLOGY SERVICES — 7.6%
1,300,000	Euronet Worldwide, Inc.	0.7500	03/15/49	1,278,972
3,000,000	International Business Machines Corporation - Credit Suisse AG Synthetic(d)	1.8775	07/03/28	2,522,400
2,793,000	Parsons Corporation	0.2500	08/15/25	3,085,902
				6,887,274
	TRANSPORTATION & LOGISTICS — 7.1%
4,500,000	JetBlue Airways Corporation	0.5000	04/01/26	3,227,377
3,500,000	Spirit Airlines, Inc.	1.0000	05/15/26	3,205,969
				6,433,346

MILLER CONVERTIBLE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 127.9% (Continued)
	TRANSPORTATION EQUIPMENT — 3.6%
3,600,000	Greenbrier Companies, Inc.	2.8750	04/15/28	$ 3,227,292

	TOTAL CONVERTIBLE BONDS (Cost $121,395,910)			116,201,193

Shares
	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
1,885,659	BlackRock Liquidity Funds T-Fund, Institutional Class, 1.76% (Cost $1,885,659)(c)			1,885,659

	TOTAL INVESTMENTS - 130.0% (Cost $123,281,569)			$ 118,086,852
	LIABILITIES IN EXCESS OF OTHER ASSETS - (30.0)%			(27,275,489)
	NET ASSETS - 100.0%			$ 90,811,363

LLC	- Limited Liability Company
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Zero coupon bond.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is $18,983,932 or 20.9% of net assets.
(c) (d)	Rate disclosed is the seven-day effective yield as of July 31, 2022. Interest rate represents the comparable yield on the contingent payment debt instruments.

PORTFOLIO ANALYSIS
As of July 31, 2022
% of Net
Sector	Assets
Health Care	30.7%
Technology	28.2%
Consumer Discretionary	27.5%
Industrial	21.9%
Energy	6.5%
Real Estate	4.7%
Materials	4.6%
Financial	2.3%
Communications	1.5%
Short-Term Investments	2.1%
Liabilities In Excess of Other Assets	(30.0)%
100.0%

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares				Fair Value
	COMMON STOCKS — 4.0%
	ASSET MANAGEMENT - 4.0%
188,200	Acropolis Infrastructure Acquisition Corporation(a)			$ 1,839,655
50,000	Athena Technology Acquisition Corporation II(a)			496,500
10,000	Beard Energy Transition Acquisition Corporation(a)			100,300
5,000	Clean Earth Acquisitions Corporation(a)			50,525
20,000	Gores Holdings IX, Inc.(a)			195,000
25,000	Growth For Good Acquisition Corporation(a)			247,875
50,000	Jackson Acquisition Company(a)			495,500
25,000	Power & Digital Infrastructure Acquisition II(a)			248,750
20,000	PROOF Acquisition Corp I(a)			200,200
50,000	Screaming Eagle Acquisition Corporation(a)			484,500
88,000	TortoiseEcofin Acquisition Corporation III(a)			866,800
				5,225,605

	TOTAL COMMON STOCKS (Cost $5,301,443)			5,225,605

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 91.7%
	AEROSPACE & DEFENSE — 1.5%
2,000,000	Kaman Corporation	3.2500	05/01/24	1,906,058

	AUTOMOTIVE — 2.9%
3,600,000	Ford Motor Company(b)	–	03/15/26	3,844,836

	BIOTECH & PHARMA — 14.8%
3,000,000	AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic(e)	1.4700	02/03/28	3,031,500
2,700,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	2,730,375
4,200,000	Halozyme Therapeutics, Inc.	0.2500	03/01/27	3,933,145
3,000,000	Jazz Investments I Ltd.	1.5000	08/15/24	2,982,978
1,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.7920	06/30/27	1,007,700
1,500,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	1,390,650
3,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	2,769,600
1,400,000	Pacira BioSciences, Inc.	0.7500	08/01/25	1,445,052
				19,291,000
MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 91.7% (Continued)
	CABLE & SATELLITE — 2.1%
3,000,000	Liberty Broadband Corp. Synthetic(c),(e)	2.3000	09/30/50	$ 2,794,464

	CONSUMER SERVICES — 3.8%
3,500,000	Chegg, Inc.	0.1250	03/15/25	3,050,036
1,800,000	Stride, Inc.	1.1250	09/01/27	1,901,970
				4,952,006
	DIVERSIFIED INDUSTRIALS — 2.4%
3,900,000	3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	2.1030	04/20/28	3,144,180

	ELECTRICAL EQUIPMENT — 4.4%
2,000,000	Camtek Ltd./Israel(b),(c)	–	12/01/26	1,694,806
3,500,000	Itron, Inc.(b)	–	03/15/26	3,013,325
1,000,000	OSI Systems, Inc.	1.2500	09/01/22	1,004,020
				5,712,151
	ENTERTAINMENT CONTENT — 1.7%
2,500,000	IMAX Corporation	0.5000	04/01/26	2,232,267

	FOOD — 0.7%
1,000,000	The Kraft Heinz Co. - Citigroup Global Markets Holdings, Inc. Synthetic(b)	1.7920	06/30/27	923,500

	HEALTH CARE FACILITIES & SERVICES — 2.5%
3,300,000	PetIQ, Inc.	4.0000	06/01/26	3,199,429

	HOME CONSTRUCTION — 1.8%
2,674,000	Patrick Industries, Inc.(c)	1.7500	12/01/28	2,295,923

	INSURANCE — 4.4%
2,800,000	Berkshire Hathaway, Inc. - Barclays Bank PLC Synthetic(e)	1.8652	04/14/28	2,628,640
3,000,000	HCI Group, Inc.(c)	4.7500	06/01/42	3,134,730
				5,763,370
	INTERNET MEDIA & SERVICES — 6.4%
3,400,000	Spotify USA, Inc.(b)	–	03/15/26	2,785,957
3,600,000	TripAdvisor, Inc.	0.2500	04/01/26	2,832,325
MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 91.7% (Continued)
	INTERNET MEDIA & SERVICES — 6.4% (Continued)
3,000,000	Twitter, Inc.(b)	–	03/15/26	$ 2,754,042
				8,372,324
	LEISURE FACILITIES & SERVICES — 3.8%
3,600,000	Cheesecake Factory, Inc.	0.3750	06/15/26	2,843,780
2,500,000	Cracker Barrel Old Country Store, Inc.	0.6250	06/15/26	2,122,077
				4,965,857
	LEISURE PRODUCTS — 1.9%
2,500,000	LCI Industries	1.1250	05/15/26	2,479,758

	MEDICAL EQUIPMENT & DEVICES — 3.6%
4,000,000	Haemonetics Corporation(b)	–	03/01/26	3,272,524
1,500,000	NuVasive, Inc.	0.3750	03/15/25	1,371,677
				4,644,201
	METALS & MINING — 1.4%
1,000,000	Century Aluminum Company	2.7500	05/01/28	735,814
1,400,000	First Majestic Silver Corporation(c)	0.3750	01/15/27	1,123,230
				1,859,044
	OIL & GAS — 1.0%
1,100,000	Chevron Corporation - Bank of America Finance LLC Synthetic(e)	1.9500	10/27/28	1,338,480

	REAL ESTATE INVESTMENT TRUSTS — 2.6%
600,000	Hannon Armstrong Sustainable Infrastructure(b)	–	08/15/23	580,084
3,000,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b),(c)	–	05/01/25	2,799,582
				3,379,666
	RETAIL - DISCRETIONARY — 1.8%
2,300,000	Guess?, Inc.	2.0000	04/15/24	2,327,186

	SEMICONDUCTORS — 3.2%
1,301,000	MACOM Technology Solutions Holdings, Inc.	0.2500	03/15/26	1,285,221
2,900,000	Vishay Intertechnology, Inc.	2.2500	06/15/25	2,825,870
				4,111,091
	SOFTWARE — 2.1%
1,000,000	Akamai Technologies, Inc.	0.3750	09/01/27	1,037,110
MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 91.7% (Continued)
	SOFTWARE — 2.1% (Continued)
2,000,000	Mitek Systems, Inc.	0.7500	02/01/26	$ 1,739,104
				2,776,214
	SPECIALTY FINANCE — 2.8%
1,500,000	Blackstone Mortgage Trust, Inc.	5.5000	03/15/27	1,427,181
2,500,000	PennyMac Corporation	5.5000	03/15/26	2,244,663
				3,671,844
	TECHNOLOGY HARDWARE — 5.9%
1,800,000	InterDigital, Inc.(c)	3.5000	06/01/27	1,858,932
3,800,000	Lumentum Holdings, Inc.(c)	0.5000	06/15/28	3,527,734
2,400,000	Western Digital Corporation B	1.5000	02/01/24	2,288,028
				7,674,694
	TECHNOLOGY SERVICES — 3.7%
4,000,000	International Business Machines Corporation - JPMorgan Chase Financial Company, LLC Synthetic(e)	1.0200	06/29/28	3,367,200
1,300,000	Parsons Corporation	0.2500	08/15/25	1,436,331
				4,803,531
	TRANSPORTATION & LOGISTICS — 4.5%
3,800,000	JetBlue Airways Corporation	0.5000	04/01/26	2,725,341
3,500,000	Spirit Airlines, Inc.	1.0000	05/15/26	3,205,969
				5,931,310
	TRANSPORTATION EQUIPMENT — 4.0%
4,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	3,585,880
1,500,000	Meritor, Inc.	3.2500	10/15/37	1,646,130
				5,232,010
	TOTAL CONVERTIBLE BONDS (Cost $126,915,318)			119,626,394

	U.S. GOVERNMENT & AGENCIES — 0.1%
	U.S. TREASURY NOTES — 0.1%
100,000	United States Treasury Note	0.6250	03/31/27	90,863

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $99,380)			90,863

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
5,169,071	BlackRock Liquidity Funds T-Fund, Institutional Class, 1.76% (Cost $5,169,071)(d)			$ 5,169,071

	TOTAL INVESTMENTS - 99.8% (Cost $137,485,212)			$ 130,111,933
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			288,358
	NET ASSETS - 100.0%			$ 130,400,291

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022 the total market value of 144A securities is $19,229,401 or 14.7% of net assets.
(d) (e)	Rate disclosed is the seven-day effective yield as of July 31, 2022. Interest rate represents the comparable yield on the contingent payment debt instruments.

PORTFOLIO ANALYSIS
As of July 31, 2022
% of Net
Sector	Assets
Technology	21.3%
Health Care	20.8%
Consumer Discretionary	18.4%
Industrial	16.8%
Financial	11.3%
Real Estate	2.6%
Communications	2.1%
Materials	1.4%
Energy	1.0%
U.S. Treasury Obligations	0.1%
Short-Term Investments	4.0%
Other Assets in Excess of Liabilities	0.2%
100.0%